Condensed Consolidating Financial Information (Statements of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating Revenues
Total operating revenues	$ 2,132	$ 2,674	$ 2,278	$ 1,995	$ 1,816	$ 2,685	$ 2,133	$ 2,215		$ 9,079		$ 8,849		$ 8,952
Operating Costs and Expenses
Cost of operations										6,675		6,073		5,323
Depreciation and amortization										896		838		818
Impairment charge on emission allowances										160		0		0
Selling, general and administrative										668		598		550
Acquisition-related transaction and integration costs										0		0		54
Development costs										45		55		48
Total operating costs and expenses										8,444		7,564		6,793
Gain on sale of assets										0		23		0
Operating Income/(Loss)	9	43	269	314	152	454	444	258		635		1,308		2,159
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										0		0		0
Equity in earnings of unconsolidated affiliates										35		44		41
Impairment charge on investment									(14)	(495)		0		0
Gains on sales of equity method investments										0		0		128
Other income/(expense), net										19		33		(5)
Loss on debt extinguishment										(175)		(2)		(20)
Interest expense										(665)		(630)		(634)
Total other income/(expense)										(1,281)		(555)		(490)
(Loss)/Income Before Income Taxes										(646)		753		1,669
Income tax (benefit)/expense										(843)		277		728
Net income/(loss)										197		476		941
Less: Net loss attributable to noncontrolling interest												(1)		(1)
Net income/(loss) attributable to NRG Energy, Inc.	(109)	(55)	621	(260)	(15)	223	211	58		197		477		942
Guarantor Subsidiaries
Operating Revenues
Total operating revenues										8,730		8,507		8,584
Operating Costs and Expenses
Cost of operations										6,430		5,849		5,110
Depreciation and amortization										843		796		772
Impairment charge on emission allowances										160
Selling, general and administrative										393		325		266
Acquisition-related transaction and integration costs														0
Development costs										0		0		6
Total operating costs and expenses										7,826		6,970		6,154
Gain on sale of assets												0
Operating Income/(Loss)										904		1,537		2,430
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										24		38		166
Equity in earnings of unconsolidated affiliates										10		6		10
Impairment charge on investment										(495)
Gains on sales of equity method investments														0
Other income/(expense), net										2		4		9
Loss on debt extinguishment										0		0		(1)
Interest expense										(59)		(11)		(106)
Total other income/(expense)										(518)		37		78
(Loss)/Income Before Income Taxes										386		1,574		2,508
Income tax (benefit)/expense										(214)		593		964
Net income/(loss)										600		981		1,544
Less: Net loss attributable to noncontrolling interest												(1)		(1)
Net income/(loss) attributable to NRG Energy, Inc.										600		982		1,545
Non-Guarantor Subsidiaries
Operating Revenues
Total operating revenues										381		374		357
Operating Costs and Expenses
Cost of operations										266		256		236
Depreciation and amortization										40		32		40
Impairment charge on emission allowances										0
Selling, general and administrative										27		12		11
Acquisition-related transaction and integration costs														0
Development costs										(1)		10		8
Total operating costs and expenses										332		310		295
Gain on sale of assets												0
Operating Income/(Loss)										49		64		62
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										(7)		(1)		0
Equity in earnings of unconsolidated affiliates										25		38		31
Impairment charge on investment										0
Gains on sales of equity method investments														128
Other income/(expense), net										13		25		(16)
Loss on debt extinguishment										0		0		0
Interest expense										(56)		(52)		(86)
Total other income/(expense)										(25)		10		57
(Loss)/Income Before Income Taxes										24		74		119
Income tax (benefit)/expense										7		40		(5)
Net income/(loss)										17		34		124
Less: Net loss attributable to noncontrolling interest												0		0
Net income/(loss) attributable to NRG Energy, Inc.										17		34		124
NRG Energy, Inc.
Operating Revenues
Total operating revenues										0		0		31
Operating Costs and Expenses
Cost of operations										0		0		1
Depreciation and amortization										13		10		6
Impairment charge on emission allowances										0
Selling, general and administrative										252		261		273
Acquisition-related transaction and integration costs														54
Development costs										46		45		34
Total operating costs and expenses										311		316		368
Gain on sale of assets												23
Operating Income/(Loss)										(311)		(293)		(337)
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										593		979		1,503
Equity in earnings of unconsolidated affiliates										0		0		0
Impairment charge on investment										0
Gains on sales of equity method investments														0
Other income/(expense), net										4		4		6
Loss on debt extinguishment										(175)		(2)		(19)
Interest expense										(550)		(567)		(442)
Total other income/(expense)										(128)		414		1,048
(Loss)/Income Before Income Taxes										(439)		121		711
Income tax (benefit)/expense										(636)		(356)		(231)
Net income/(loss)										197		477		942
Less: Net loss attributable to noncontrolling interest												0		0
Net income/(loss) attributable to NRG Energy, Inc.										197		477		942
Eliminations
Operating Revenues
Total operating revenues										(32)	[1]	(32)	[1]	(20)	[1]
Operating Costs and Expenses
Cost of operations										(21)	[1]	(32)	[1]	(24)	[1]
Depreciation and amortization										0	[1]	0	[1]	0	[1]
Impairment charge on emission allowances										0	[1]
Selling, general and administrative										(4)	[1]	0	[1]	0	[1]
Acquisition-related transaction and integration costs														0	[1]
Development costs										0	[1]	0	[1]	0	[1]
Total operating costs and expenses										(25)	[1]	(32)	[1]	(24)	[1]
Gain on sale of assets												0	[1]
Operating Income/(Loss)										(7)	[1]	0	[1]	4	[1]
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										(610)	[1]	(1,016)	[1]	(1,669)	[1]
Equity in earnings of unconsolidated affiliates										0	[1]	0	[1]	0	[1]
Impairment charge on investment										0	[1]
Gains on sales of equity method investments														0	[1]
Other income/(expense), net										0	[1]	0	[1]	(4)	[1]
Loss on debt extinguishment										0	[1]	0		0
Interest expense										0	[1]	0	[1]	0	[1]
Total other income/(expense)										(610)	[1]	(1,016)	[1]	(1,673)	[1]
(Loss)/Income Before Income Taxes										(617)	[1]	(1,016)	[1]	(1,669)	[1]
Income tax (benefit)/expense										0	[1]	0	[1]	0	[1]
Net income/(loss)										(617)	[1]	(1,016)	[1]	(1,669)	[1]
Less: Net loss attributable to noncontrolling interest												0	[1]	0	[1]
Net income/(loss) attributable to NRG Energy, Inc.										$ (617)	[1]	$ (1,016)	[1]	$ (1,669)	[1]

[1]	All significant intercompany transactions have been eliminated in consolidation.